Note 2 - Summary of Principal Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Digital assets, safeguarded		$ 117,600
Digital liabilities, safeguarded		117,600
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, entity's own equity instruments	$ 0
Gains (losses) recognised in profit or loss including exchange differences, conversion or expiration of conversion option	0
Allowance for credit losses, financial assets	0	0	$ 0
Change in allowance for credit losses of financial asses	$ 0	$ 0	$ 0